Transactions with Related Parties (Details) € in Thousands, $ in Thousands	4 Months Ended	5 Months Ended		11 Months Ended			12 Months Ended
	Apr. 30, 2016	Jun. 07, 2017	Jun. 05, 2015	Nov. 30, 2018 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2012 USD ($)
Commissions paid							$ 28,393		$ 23,667	$ 21,799
General and administrative expenses							27,513		27,521	25,295
Other income							14,582		6,140	18,175
Other long-term liabilities and deferred income							19,063		43,382
Goldland Anonymos Eteria
Annual lease payments of office							1,109	€ 939
Acropolis
Commissions paid							0		0	0
Trade accounts payable							76		76
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee											$ 20,000
General and administrative expenses							9,344		8,347	7,751
Other income							1,999
Navios Partners Agreement | Guarantee claim
Other long-term liabilities and deferred income							18,001		20,000
Navios Acquisition Agreement
General and administrative expenses							8,810		9,000	9,427
Navios Logistics Agreement
General and administrative expenses							1,000		1,000	1,000
Termination date of the administrative services agreement	December 2021
Navios Europe I Agreement
General and administrative expenses							1,330		1,187	1,300
Administrative services agreement term in years						6 years
Navios Midstream Agreement
General and administrative expenses							1,494		1,500	1,500
Administrative services agreement term in years					5 years
Navios Europe II Agreement
General and administrative expenses							$ 2,041		1,766	$ 1,820
Administrative services agreement term in years			6 years
Navios Containers agreement
General and administrative expenses				$ 5,373					$ 1,868
Administrative services agreement term in years		5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years							5 years	5 years